Schedule of lease liabilities (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 MYR (RM)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	$ 223,630		$ 305,946
Non-current liabilities	738,245		194,362
Total lease liability	961,875		500,308
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Unit E4 The Point office park	3,939,279
Current liabilities	205,887
Non-current liabilities	3,733,392
Total lease liability	$ 3,939,279	RM 52